Contracted concessional, PP&E and other intangible assets (Tables)	9 Months Ended
Sep. 30, 2024
Contracted concessional, PP&E and other intangible assets [Abstract]
Movements of contracted concessional, PP&E and other intangible assets
The detail of assets included in the heading ‘Contracted concessional, PP&E and other intangible assets’ as of September 30, 2024, and December 31, 2023, is as follows:

	Financial assets under IFRIC 12	Financial assets under IFRS 16 (Lessor)	Intangible assets under IFRIC 12	Right of use assets under IFRS 16 (Lessee) and intangible assets under IAS 38	Property, plant and equipment under IAS 16
					Land	Technical installations	Total assets
Cost	744,964	2,577	9,039,873	220,349	143,929	1,030,549	11,182,241
Amortization and impairment	(50,011)	-	(3,793,192)	(48,674)	-	(239,295)	(4,131,172)
Total as of September 30, 2024	694,953	2,577	5,246,681	171,675	143,929	791,254	7,051,069

	Financial assets under IFRIC 12	Financial assets under IFRS 16 (Lessor)	Intangible assets under IFRIC 12	Right of use assets under IFRS 16 (Lessee) and intangible assets under IAS 38	Property, plant and equipment under IAS 16
					Land	Technical installations	Total assets
Cost	785,179	2,655	8,957,090	150,947	139,344	993,992	11,029,207
Amortization and impairment	(56,378)	-	(3,479,464)	(38,813)	-	(250,285)	(3,824,940)
Total as of December 31, 2023	728,801	2,655	5,477,626	112,134	139,344	743,707	7,204,267